Schedule of Investments (unaudited) June 30, 2019	BlackRock Health Sciences Opportunities Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 97.4%

Biotechnology — 14.2%
ACADIA Pharmaceuticals, Inc.(a)	266,300	$7,118,199
Acceleron Pharma, Inc.(a)(b)	786,900	32,325,852
Acerta Pharma BV, Series B (Acquired 5/6/15, cost $17,141,679)(a)(c)(d)	297,971,595	36,292,940
Agios Pharmaceuticals, Inc.(a)(b)	297,600	14,844,288
Alexion Pharmaceuticals, Inc.(a)	332,800	43,590,144
Allakos, Inc.(a)(b)	285,880	12,387,180
Allogene Therapeutics, Inc.(a)(b)	126,399	3,393,813
Allogene Therapeutics, Inc., (Acquired 10/11/18, cost $9,350,000)(a)(d)	611,111	16,408,330
Amgen, Inc.	670,812	123,617,235
AnaptysBio, Inc.(a)(b)	39,100	2,206,022
Apellis Pharmaceuticals, Inc.(a)(b)	422,804	10,713,853
Arena Pharmaceuticals, Inc.(a)	503,718	29,532,986
Assembly Biosciences, Inc.(a)	93,050	1,255,245
Atreca, Inc., Class A(a)	334,723	6,306,181
Biogen, Inc.(a)	225,162	52,658,637
BioMarin Pharmaceutical, Inc.(a)	958,500	82,095,525
Blueprint Medicines Corp.(a)(b)	164,300	15,498,419
Checkpoint Therapeutics, Inc.(a)(b)	802,300	2,430,969
Corbus Pharmaceuticals Holdings, Inc.(a)(b)	627,000	4,345,110
Eidos Therapeutics, Inc.(a)(b)	145,596	4,525,124
Exact Sciences Corp.(a)	273,400	32,272,136
Galapagos NV — ADR(a)(b)	105,800	13,640,794
Genfit(a)(b)	188,900	3,730,775
Genmab A/S(a)	199,500	36,683,577
Gilead Sciences, Inc.	1,572,456	106,235,127
Halozyme Therapeutics, Inc.(a)	469,900	8,072,882
Incyte Corp.(a)	443,100	37,645,776
Insmed, Inc.(a)	772,378	19,772,877
Mirati Therapeutics, Inc.(a)	170,750	17,587,250
Natera, Inc.(a)(b)	260,719	7,190,630
Neurocrine Biosciences, Inc.(a)(b)	476,100	40,197,123
Principia Biopharma, Inc.(a)(b)	74,768	2,481,550
Ra Pharmaceuticals, Inc.(a)(b)	727,337	21,871,024
Sarepta Therapeutics, Inc.(a)	71,125	10,807,444
Seattle Genetics, Inc.(a)(b)	429,918	29,754,625
Syndax Pharmaceuticals, Inc.(a)(b)	288,521	2,686,131
Vertex Pharmaceuticals, Inc.(a)	640,970	117,541,079

		1,009,716,852

Health Care Equipment & Supplies — 34.1%
Abbott Laboratories	5,534,200	465,426,220
Align Technology, Inc.(a)	111,300	30,462,810
Baxter International, Inc.	1,889,600	154,758,240
Becton Dickinson and Co.	567,592	143,038,860
Boston Scientific Corp.(a)	6,954,652	298,910,943
ConvaTec Group PLC(e)	19,094,000	35,378,956
Edwards Lifesciences Corp.(a)	914,500	168,944,730
Intuitive Surgical, Inc.(a)	308,200	161,666,310
Masimo Corp.(a)(b)	706,200	105,096,684
Medtronic PLC	2,358,123	229,657,599
Nevro Corp.(a)(b)	240,600	15,598,098
ResMed, Inc.	591,100	72,131,933
SI-BONE, Inc.(a)(b)	76,637	1,558,797
Stryker Corp.	1,178,700	242,317,146
Teleflex, Inc.	352,900	116,862,835
Varian Medical Systems, Inc.(a)(b)	635,000	86,442,550
Wright Medical Group NV(a)(b)	1,299,100	38,739,162
Zimmer Biomet Holdings, Inc.	517,400	60,918,676

		2,427,910,549

Health Care Providers & Services — 18.2%
Amedisys, Inc.(a)(b)	293,900	35,682,399
Anthem, Inc.	677,300	191,140,833
Centene Corp.(a)	1,649,200	86,484,048
Cigna Corp.	641,100	101,005,305
Encompass Health Corp.	551,500	34,943,040
Guardant Health, Inc.(a)(b)	89,502	7,726,708

Security	Shares	Value

Health Care Providers & Services (continued)
HCA Healthcare, Inc.	547,648	$74,025,580
Humana, Inc.	529,900	140,582,470
LHC Group, Inc.(a)(b)	297,200	35,539,176
Quest Diagnostics, Inc.	318,700	32,446,847
UnitedHealth Group, Inc.	2,288,953	558,527,422

		1,298,103,828

Health Care Technology — 1.1%
Cerner Corp.	526,300	38,577,790
Teladoc Health, Inc.(a)(b)	627,200	41,652,352

		80,230,142

Interactive Media & Services — 0.1%
So-Young International, Inc. — ADR(a)(b)	769,873	10,693,536

Life Sciences Tools & Services — 8.6%
Agilent Technologies, Inc.	716,200	53,478,654
Avantor, Inc.(a)	2,343,080	44,729,397
Charles River Laboratories International, Inc.(a)	175,900	24,960,210
Illumina, Inc.(a)(b)	198,900	73,225,035
IQVIA Holdings, Inc.(a)	429,900	69,170,910
QIAGEN NV(a)	894,500	36,271,975
Thermo Fisher Scientific, Inc.	903,200	265,251,776
WuXi AppTec Co. Ltd., H Shares(b)(e)	2,940,140	25,781,788
Wuxi Biologics Cayman, Inc.(a)(e)	2,259,500	20,271,113

		613,140,858

Pharmaceuticals — 21.1%
AstraZeneca PLC	1,377,827	112,640,062
AstraZeneca PLC — ADR	724,900	29,923,872
Bristol-Myers Squibb Co.	1,706,926	77,409,094
Daiichi Sankyo Co. Ltd.	562,400	29,495,357
Elanco Animal Health, Inc.(a)	1,822,960	61,616,048
Eli Lilly & Co.	1,652,600	183,091,554
GlaxoSmithKline PLC	3,636,600	72,895,336
Hansoh Pharmaceutical Group Co., Ltd.(a)(e)	14,060,000	37,167,198
Hua Medicine(a)(b)(e)	5,810,000	5,243,481
Hua Medicine (Acquired 9/7/18, cost $6,248,180)(a)(d)	7,380,870	6,661,179
Merck & Co., Inc.	2,699,211	226,328,842
Merck KGaA	327,460	34,203,631
MyoKardia, Inc.(a)(b)	130,754	6,556,006
Nektar Therapeutics(a)(b)	135,100	4,806,858
Novo Nordisk A/S — ADR	1,301,900	66,448,976
Pfizer, Inc.	5,194,837	225,040,339
Reata Pharmaceuticals, Inc., Class A(a)	183,154	17,280,580
Roche Holding AG	130,400	36,666,897
Sanofi	615,400	53,184,297
Sanofi — ADR	778,900	33,703,003
Theravance Biopharma, Inc.(a)(b)	85,900	1,402,747
Tricida, Inc.(a)(b)	169,530	6,689,654
Urovant Sciences Ltd.(a)(b)	123,464	976,600
Zoetis, Inc.	1,511,200	171,506,088

		1,500,937,699

Total Common Stocks — 97.4% (Cost: $4,565,105,996)		6,940,733,464

	Beneficial Interest

Other Interests — 0.0%

Biotechnology — 0.0%
Afferent Pharmaceuticals, Inc., Series C(a)(c)	3,420,640	2,257,622

Total Long-Term Investments — 97.4% (Cost: $4,565,105,996)		6,942,991,086

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Health Sciences Opportunities Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities — 4.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.26%(f)(h)	157,474,472	$157,474,472
SL Liquidity Series, LLC, Money Market Series, 2.55%(f)(g)(h)	135,710,248	135,750,961

Total Short-Term Securities — 4.1% (Cost: $293,184,262)		293,225,433

Value

Total Investments — 101.5% (Cost: $4,858,290,258)	$7,236,216,519

Liabilities in Excess of Other Assets — (1.5)%	(106,133,698)

Net Assets — 100.0%	$7,130,082,821

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $59,362,449 representing 0.8% of its net assets as of period end, and an original cost of $32,739,859.

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Annualized 7-day yield as of period end.
(g)	Security was purchased with the cash collateral from loaned securities.
(h)

During the period ended June 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/18	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class	94,011,095	63,463,377	157,474,472	$157,474,472	$4,593,428		$—	$—
SL Liquidity Series, LLC, Money Market Series	243,252,303	(107,542,055)	135,710,248	135,750,961	2,479,587	(b)	22,622	20,509

				$293,225,433	$7,073,015		$22,622	$20,509

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CHF	15,150,557	USD	15,461,689	Goldman Sachs International	7/10/19	$76,323
DKK	329,101,952	USD	49,848,170	State Street Bank and Trust Co.	7/10/19	342,963
EUR	59,728,207	USD	67,535,992	Goldman Sachs International	7/10/19	450,539
USD	237,901,455	GBP	184,400,000	Bank of America N.A.	7/10/19	3,576,689

						4,446,514

GBP	84,862,018	USD	107,918,095	NatWest Markets PLC	7/10/19	(80,391)
JPY	1,419,503,028	USD	13,246,985	Goldman Sachs International	7/10/19	(68,261)
JPY	93,957,708	USD	872,569	State Street Bank and Trust Co.	7/10/19	(261)
USD	33,278,062	CHF	33,416,000	Credit Suisse International	7/10/19	(992,509)
USD	3,588,805	DKK	23,916,157	Citibank N.A.	7/10/19	(58,633)
USD	2,935,691	DKK	19,560,890	Citibank N.A.	7/10/19	(47,528)
USD	84,411,755	DKK	559,866,500	Goldman Sachs International	7/10/19	(973,135)
USD	5,824,701	DKK	38,789,345	State Street Bank and Trust Co.	7/10/19	(91,037)
USD	4,053,662	DKK	26,974,235	State Street Bank and Trust Co.	7/10/19	(60,162)
USD	137,266,655	EUR	121,926,400	Goldman Sachs International	7/10/19	(1,517,905)
USD	28,546,702	JPY	3,115,064,600	Goldman Sachs International	7/10/19	(373,685)

						(4,263,507)

Net Unrealized Appreciation						$183,007

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Health Sciences Opportunities Portfolio

Currency Abbreviations

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

USD	U.S. Dollar
Portfolio Abbreviation

ADR	American Depository Receipts

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately held companies. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Investments:
Assets:
Long-Term Investments:
Common Stocks:
Biotechnology	$957,015,582	$16,408,330	$36,292,940	$1,009,716,852
Health Care Equipment & Supplies	2,392,531,593	35,378,956	—	2,427,910,549
Health Care Providers & Services	1,298,103,828	—	—	1,298,103,828
Health Care Technology	80,230,142	—	—	80,230,142
Interactive Media & Services	10,693,536	—	—	10,693,536
Life Sciences Tools & Services	592,869,745	20,271,113	—	613,140,858
Pharmaceuticals	1,155,190,940	345,746,759	—	1,500,937,699
Other Interests:
Biotechnology	—	—	2,257,622	2,257,622
Short-Term Securities	157,474,472	—	—	157,474,472

Subtotal	$6,644,109,838	$417,805,158	$38,550,562	$7,100,465,558

Investments Valued at Net Asset Value (“NAV”)(a)				135,750,961

Total Investments				$7,236,216,519

Derivative Financial Instruments(b)
Assets:
Foreign currency exchange contracts	$—	$4,446,514	$—	$4,446,514
Liabilities:
Foreign currency exchange contracts	—	(4,263,507)	—	(4,263,507)

	$—	$183,007	$—	$183,007

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

3